Acquisition of Concepts and Solutions (Narrative) (Details) - USD ($)			3 Months Ended	12 Months Ended
	Sep. 04, 2019	Feb. 06, 2019	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2020
Business Acquisition [Line Items]
Purchase price for acquisition in shares		38,625
Purchase price for acquisition in value		$ 92,700	$ 567,835
Notes payable					$ 1,484,473
Accrued pre-acquistion withholding tax liabilities					584,473
Balance of note payables					1,033,467
Concepts and Solutions [Member]
Business Acquisition [Line Items]
Percentage of stock acquired under stock purchase agreement	100.00%
Purchase price for acquisition in shares	1,350,000
Purchase price for acquisition in value	$ 1,485,000
Purchase price for acquisition in notes payable to seller	$ 3,000,000
Godwill and other intangible assets					$ 3,760,287